PACE International Equity Investments (Second Prospectus Summary) | PACE International Equity Investments
PACE International Equity Investments
Investment objective
Capital appreciation.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	PACE International Equity Investments Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the offering price)	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PACE International Equity Investments Class P
Management fees	0.79%
Distribution and/or service (12b-1) fees	none
Other expenses (includes administration fee of 0.10%)	0.37%
Total annual fund operating expenses	1.16%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PACE International Equity Investments Class P	319	974	1,654	3,467

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 66%

of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets

(plus the amount of any borrowing for investment purposes) in equity securities.

The fund invests primarily in stocks of companies that are domiciled in developed foreign countries and principally traded in Japanese, European,

Pacific and Australian securities markets or traded in US securities markets.

Such investments may include common stocks, which may or may not pay dividends,

and securities convertible into common stocks, of companies domiciled outside the US.

The fund may invest, to a limited extent, in (1) stocks of companies in emerging markets, including Asia, Latin America and other regions where markets may not yet fully reflect the potential of the developing economy, and (2) securities of other investment companies that invest in foreign markets and securities convertible into stocks, including convertible bonds that are below investment grade. The fund may use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan

Investment Management Inc. ("J.P. Morgan") and Martin Currie Inc. ("Martin Currie")

currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle, using (1)

a value-oriented dividend discount methodology toward individual securities and

(2) market analysis that attempts to identify value across country boundaries.

This approach focuses on future anticipated dividends and their current discounted worth and then compares the values of different possible investments.

Currency returns can be an integral component of an investment's total return,

and Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the US and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

J.P. Morgan manages two separate segments of the fund's assets, utilizing distinct investment strategies and portfolio management for each. In managing one segment of the fund's assets, the International Research Enhanced Index

Strategy segment ("International REI" segment), J.P. Morgan uses a bottom-up,

research driven strategy that seeks to generate risk characteristics and maintain regional weights and sector/industry weights that are close to those of the fund's benchmark, while also capitalizing on the firm's proprietary research capabilities in seeking to generate outperformance. The strategy is driven by valuation based fundamental analysis focused on normalized earnings and earnings growth. Stock selection is the focus, and is expected to be the primary source of added value.

In managing the second segment of the fund's assets, the Europe, Australasia,

and Far East Opportunities Strategy segment ("EAFE Opportunities" segment), J.P.

Morgan uses an active equity strategy. J.P. Morgan applies a uniform valuation methodology across regions and sectors, and analysts conduct thorough analysis with a particular emphasis on a company's normalized (or mid-cycle) earnings and their intermediate growth rate. J.P. Morgan typically focuses on the most attractive companies, within a sector, that possess a catalyst for share price appreciation.

Martin Currie uses a fully integrated international investment process, in which it compares and ranks stock opportunities across the whole investment universe.

Martin Currie employs fundamental company and sector research, supported by a range of quantitative screening tools. Martin Currie has a highly active

'conviction' approach, seeking the best opportunities for growth across global stock markets. It believes change, which it attempts, to identify, evaluate and exploit at an early stage, is the central dynamic behind stock price movement.

This means recognizing change at company level (management changes, product strategies, acquisitions, etc.) and at macro level (legislative changes,

economic prospects, sector dynamics, etc.).

Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Derivatives risk: The value of "derivatives"-so-called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, many types of swaps and non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from,

and may be greater than, the risks associated with investing directly in securities and other instruments.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian and

J.P. Morgan (with respect to the International REI segment) each assumed day-to-day management of a separate portion of the fund's assets on April 1,

2004. J.P. Morgan assumed day-to-day management of a second, separate portion

(the EAFE Opportunities segment) of the fund's assets on November 8, 2010.

Updated performance for the fund is available at

http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts.

PACE International Equity Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2011: (14.08)%

Best quarter during calendar years shown-2nd Q 2009: 22.85%

Worst quarter during calendar years shown-3rd Q 2002: (22.14)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns PACE International Equity Investments	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P Return before taxes	2.02%	(1.04%)	0.09%	Aug. 24, 1995
Class P After Taxes on Distributions	Class P Return after taxes on distributions	1.76%	(2.03%)	(0.46%)	Aug. 24, 1995
Class P After Taxes on Distributions and Sales	Class P Return after taxes on distributions and sale of fund shares	1.73%	(0.76%)	0.15%	Aug. 24, 1995
MSCI EAFE Index	MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)	7.75%	2.46%	3.50%